As filed with the Securities and Exchange Commission on September 29, 2023
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 37 (File No. 333-139759)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 153 (File No. 811-07195)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[]	on [date] pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory NoteThis Post-Effective Amendment No. 37 under the Securities Act of 1933, as amended (the “Securities Act”) (and Amendment No. 153 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) is being filed solely for the purpose of including the Depositor’s (RiverSource Life Insurance Company) re-casted financial statements for fiscal years ended December 31, 2022 and 2021 in the Statement of Additional Information (“SAI”).  The Depositor re-casted its financial statements exclusively due to a change in accounting standards.  Accordingly, this amendment deletes in its entirety the incorporation by reference and hyperlink to the combined SAI dated May 1, 2023 and incorporates by reference (and includes a new hyperlink thereto) the new combined SAI, dated May 1, 2023 and amended as of September 29, 2023.

PART A.
Prospectuses for RiverSource® FlexChoice Select Variable Annuity & RiverSource® AccessChoice Select Variable Annuity & RiverSource® FlexChoice Variable Annuity & Evergreen Pathways Select Variable Annuity & Evergreen Pathways Variable Annuity & Evergreen Privilege Variable Annuity & Wells Fargo Advantage Choice Variable Annuity & Wells Fargo Advantage Choice Select Variable Annuity dated May 1, 2023 filed electronically with Post-Effective Amendment No.36 are incorporated by reference to this Post-Effective Amendment No.37.

PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2023 (as amended Sept. 29, 2023) filed electronically as Part B to Post-Effective Amendment No.28 to Registration Statement No.333-139760 is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company
establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the
Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Copy of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance Between RiverSource Distributors, Inc. and RiverSource Life Insurance Company, filed as Exhibit 3.1 to the
Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760 on January 3,
2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract Option L (form 271496), filed as Exhibit 4.1 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-73958, on Feb. 20, 2002, is
incorporated by reference.

(ii)
Form of Deferred Annuity Contract Option C (form 271491), filed as Exhibit 4.2 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-73958, on Feb. 20, 2002, is
incorporated by reference.

(iii)
Form of Enhanced Death Benefit Rider contracts (form 44213), filed as Exhibit 4.3 to RiverSource Variable Annuity
Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-85567, on Nov. 4, 1999,
is incorporated by reference.

(iv)
Form of Guaranteed Minimum Income Benefit Rider contracts (form 44214), filed as Exhibit 4.4 to RiverSource Variable
Annuity Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-85567, on
Nov. 4, 1999, is incorporated by reference.

(v)
Form of Roth IRA Endorsement contracts (form 43094), filed as Exhibit 4.2 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 on Form N-4, filed on Aug. 5, 1999, is incorporated by reference..

(vi)
Form of SEP-IRA contracts (form 43433), filed as Exhibit 4.3 to RiverSource Variable Annuity Account’s Pre-Effective
Amendment No. 1 to Registration Statement No. 333-74865 on Form N-4, filed on Aug. 4, 1999, is incorporated by reference..

(vii)
Form of TSA Endorsement contracts (form 43413), filed as Exhibit 4.4 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72777, on July 8, 1999, is
incorporated by reference.

(viii)
Form of Benefit Protector(SM) Death Benefit Rider contracts (form 271155), filed as Exhibit 4.15 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-85567, on
March 1, 2001, is incorporated by reference.

(ix)
Form of Benefit Protector(SM) Plus Death Benefit Rider contracts (form 271156), filed as Exhibit 4.16 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File
No. 333-85567, on March 1, 2001, is incorporated by reference.

(x)
Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed as Exhibit 4.11 to Post-Effective Amendment
No. 10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on
January 30, 2003, is incorporated by reference.

(xi)
Form of Roth IRA Endorsement (form 272109) filed as Exhibit 4.12 to Post-Effective Amendment No. 10 to the
Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January 30, 2003, is
incorporated by reference.

(xii)
Form of Variable Annuity Unisex Endorsement (form 272110) filed as Exhibit 4.13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January 30,
2003, is incorporated by reference.

(xiii)
Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed as Exhibit 4.11 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No. 333-74865, on
February 2, 2004, is incorporated by reference.

(xiv)
Form of 5% Accumulation Death Benefit Rider (form 272870) filed as Exhibit 4.12 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February 2,
2004, is incorporated by reference.

(xv)
Form of Enhanced Death Benefit Rider (form 272871) filed as Exhibit 4.13 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February 2, 2004, is
incorporated by reference.

(xvi)
Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed as
Exhibit 4.14 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 7 to the Registration Statement on
Form N-4, Filed No. 333-74865, on February 2, 2004 is incorporated by reference.

(xvii)
Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base) (form 272873) filed as Exhibit 4.15 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4,
File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xviii)
Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum anniversary Value Benefit Base or 5%
Accumulation Benefit Base) (form 272874) filed as Exhibit 4.16 to RiverSource Variable Annuity Account’s Post-Effective
Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xix)
Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit) (form 272875) filed as
Exhibit 4.17 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 7 to the Registration Statement on
Form N-4, File No. 333-74865, on February 2, 2004 is incorporated by reference.

(xx)
Form of Deferred Variable Annuity Contract (form 272876-DPFCC) filed as Exhibit 4.21 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-73958, on
February 10, 2004 is incorporated by reference.

(xxi)
Form of Deferred Variable Annuity Contract (form 272876-DPFCL) filed as Exhibit 4.22 to RiverSource Variable Annuity
Account’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-73958, on
February 10, 2004 is incorporated by reference.

(xxii)
Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-92297, on
Jan. 28, 2005 is incorporated by reference.

(xxiii)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed as Exhibit 4.23 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-92297, on
Jan. 28, 2005 is incorporated by reference.

(xxiv)
Form of Annuity Endorsement (form 273566) filed as Exhibit 4.24 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-92297, on Jan. 28, 2005 is
incorporated by reference.

(xxv)
Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider)
(Form 273959) filed as Exhibit 4.22 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File
No. 333-74865, on April 28, 2006, is incorporated by reference.

(xxvi)
Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity
Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

(xxvii)
Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity
Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

(xxviii)
Form of Variable Annuity Contract (form 271498) filed as Exhibit 4.29 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139759, filed on January 3, 2007, is incorporated by reference.

(xxix)
Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxx)
Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.35 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(xxxi)
Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxii)
Form of Contract Data Pages - RVSL (form 273954DPFCC) filed as Exhibit 4.33 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139759, filed on January 3, 2007, is incorporated by reference.

(xxxiii)
Form of Contract Data Pages - AEL (form 273954DPFCC) filed as Exhibit 4.34 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139759, filed on January 3, 2007, is incorporated by reference.

(xxxiv)
Form of Contract Data Pages - RVSL (form 273954DPFCL) filed as Exhibit 4.35 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139759, filed on January 3, 2007, is incorporated by reference.

(xxxv)
Form of Contract Data Pages - AEL (form 273954DPFCL) filed as Exhibit 4.36 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139759, filed on January 3, 2007.

(xxxvi)
Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxvii)
Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxviii)
Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xxxix)
Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xl)
Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xli)
Form of Annuity Endorsement (form 273566) filed as Exhibit 4.24 to RiverSource Variable Annuity Account’s
Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-92297, on Jan. 28, 2005 is
incorporated by reference.

(xlii)
Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xliii)
Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xliv)
Form of 5% GMIB Rider - RVSL (form 273962 filed as Exhibit 4.42 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlv)
Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to the Initial Registration Statement on Form N-4 for
RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlvi)
Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(xlvii)
Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as Exhibit 4.45 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlviii)
Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(xlix)
Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(l)
Form of 5% Accumulation Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(li)
Form of 5% Accumulation Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(lii)
Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(liii)
Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to the Initial Registration
Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is
incorporated by reference.

(liv)
Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed as Exhibit 4.51 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement 333-139763 on Form N-4, on Feb. 23,
2007, is incorporated herein by reference.

(lv)
Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement 333-139763 on Form N-4, on
Feb. 23, 2007, is incorporated herein by reference.

(lvi)
Form of Contract Data Pages - RVSL (form 273954DPBAC) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment
No. 3 to Registration Statement on Form N-4, File No. 333-139759 on May 18, 2007 is incorporated herein by reference.

(lvii)
Form of Contract Data Pages - RVSL (form 273954DPBA7) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment
No. 3 to Registration Statement on Form N-4, File No. 333-139759 on May 18, 2007 is incorporated herein by reference.

(lviii)
Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed as Exhibit 4.59 to Registrant’s
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-139759 on June 5, 2009 is
incorporated herein by reference.

(lix)
Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed as Exhibit 4.60 to Registrant’s
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-139759 on June 5, 2009 is
incorporated herein by reference.

(lxl)
Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 to
the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxi)
Form of Deferred Annuity Contract (form 411265) data pages for RiverSource FlexChoice Select Variable Annuity filed as
Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File
No. 333-139759 on Nov. 25, 2009 is incorporated herein by reference.

(lxii)
Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxiii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s
Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is
incorporated herein by reference.

(lxiv)
Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxv)
Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment
No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxvi)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxvii)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxviii)
Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxix)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s
Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-139763 on Nov. 25, 2009 is
incorporated herein by reference.

(lxx)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as
Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File
No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(xxxvi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as
Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File
No. 333-139763 on Nov. 25, 2009 is incorporated herein by reference.

(lxxi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to
RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on July 12,
2010 is incorporated herein by reference.

(lxxii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to
RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on July 12,
2010 is incorporated herein by reference.

(e)	(i)
Form of Variable Annuity Application - WF Advantage Choice et al (form 271492) filed as Exhibit 5.1 to RiverSource
Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(ii)
Form of Variable Annuity Application - FlexChoice (form 271493) filed as Exhibit 5.2 to RiverSource Variable Annuity
Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(iii)
Form of Variable Annuity Application - EG Pathways (form 271850) filed as Exhibit 5.3 to RiverSource Variable Annuity
Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(iv)
Form of Variable Annuity Application - EG Privilege (form 271851) filed as Exhibit 5.4 to RiverSource Variable Annuity
Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(v)
Form of Variable Annuity Application - FlexChoice Select (form 272882) filed as Exhibit 5.6 to RiverSource Variable
Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(vi)
Form of Variable Annuity Application - EG Pathways (form 272883) filed as Exhibit 5.7 to RiverSource Variable Annuity
Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(vii)
Form of Variable Annuity Application - FlexChoice Select (form 273634) filed as Exhibit 5.9 to RiverSource Variable
Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(viii)
Form of Variable Annuity Application - EG Pathways Select (form 273636) filed as Exhibit 5.10 to RiverSource Variable
Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(ix)
Form of Variable Annuity Application - AccessChoice Select (form 273639) filed as Exhibit 5.11 to RiverSource Variable
Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference

(x)
Form of Variable Annuity Application - FlexChoice Select - RVSL (form 273970) filed as Exhibit 5.14 to RiverSource
Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(xi)
Form of Variable Annuity Application - FlexChoice Select - AEL (form 273970) filed as Exhibit 5.15 to RiverSource
Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

(xii)
Form of Variable Annuity Application - Endeavor Plus - RVSL (form 274752) filed electronically as Exhibit 4.58 to
Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 on or about May 18, 2007 is incorporated by reference herein.

(f)	(i)
Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account
10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company, filed as Exhibit 27(f)(2) to Post-Effective
Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-69777, on January 3, 2007, is incorporated by reference.

(iii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006.
Incorporated by reference to Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to the Registration Statement on Form
N-6, File No. 333-69777, filed on January 3, 2007.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit (h)(1) to Post-Effective
Amendment No. 28 to Registration Statement No. 333-69777, filed on or about Jan.3, 2007, is incorporated herein by reference.

(ii)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777, filed on or about Jan.3, 2007, is incorporated herein by reference.

(iii)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to
RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(iv)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(v)
Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

(vi)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource
Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about
April 24, 2008 is incorporated by reference herein.

(vii)
Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to
RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(viii)
Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.16 to
Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, filed on or about April 24, 2007, is incorporated by reference.

(ix)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective
Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

(x)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(xi)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance
Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management
Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 to registration
Statement 333-139760 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity
Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2,
2007, is incorporated by reference.

(xii)
Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life
Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xiii)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective
Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(xiv)
Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset
Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to
Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

(i)		Not Applicable.
(j)		Not applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)	(i)	Consent of Independent Registered Public Accounting Firm for RiverSource(R) AccessChoice Select Variable Annuity is filed electronically herewith.
	(ii)	Consent of Independent Registered Public Accounting Firm for RiverSource FlexChoice Select Variable Annuity is filed electronically herewith.
	(iii)	Consent of Independent Registered Public Accounting Firm for RiverSource FlexChoice Variable Annuity is filed electronically herewith.
	(iv)	Consent of Independent Registered Public Accounting Firm for Evergreen Pathways Select Variable Annuity is filed electronically herewith.
	(v)	Consent of Independent Registered Public Accounting Firm for Evergreen Pathways Variable Annuity is filed electronically herewith.
	(vi)	Consent of Independent Registered Public Accounting Firm for Evergreen Privilege Variable Annuity is filed electronically herewith.
	(vii)	Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage Choice Select Variable Annuity is filed electronically herewith.
	(viii)	Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage Choice Variable Annuity is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023, filed electronically as Exhibit (p)
to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File
No.333-230376, is incorporated herein by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone RDP Co-Investment Fund 1 GP, LLC	Delaware
Lionstone RDP Co-Investment Fund 1, LP	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise International Holdings GmbH	Switzerland
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)

7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,452,683	None	None	None
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 29, 2023.
RiverSource Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 29, 2023.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 29, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230376, is incorporated herein by reference, by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 37
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource® FlexChoice Select Variable Annuity RiverSource® AccessChoice Select Variable Annuity
RiverSource® FlexChoice  Variable Annuity
Evergreen Pathways Select Variable Annuity
Evergreen Pathways Variable Annuity
Evergreen Privilege Variable Annuity
Wells Fargo Advantage Choice Variable Annuity
Wells Fargo Advantage Choice Select Variable Annuity, dated May 1, 2023 filed electronically with Post-Effective Amendment No.36 is incorporated by reference to this Post-Effective Amendment No.37.
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2023 (as amended Sept. 29, 2023) filed electronically as Part B to Post-Effective Amendment No. 28 to Registration Statement No. 333-139760, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consents of Independent Registered Public Accounting Firm